Note 3 - Major Customers and Suppliers	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Major Customers and Suppliers Disclosure [Text Block]
(
3
) MAJOR CUSTOMERS AND SUPPLIERS:

Our revenues are derived primarily from chemical supply and pharmaceutical companies located primarily in the United States. For the nine
months ended
September
30,
2020
three
major customers accounted for
66%
of total revenues. For the
nine
months ended
September
30,
2019,
five
major customers accounted for
75%
of total revenues.

Substantially all inventory purchases were from
three
vendors in
2020
and
2019.
These vendors are located primarily outside the United States.

We have
three
sources for our Aquaplex
®
products. There are multiple sources for our Trappsol
®
products.

For the
nine
months ended
September
30,
2020,
the product mix of our revenues consisted of
4%
biopharmaceuticals,
96%
basic natural and chemically modified cyclodextrins. For the nine
months ended
September
30,
2019
the product mix of our revenues consisted of
6%
biopharmaceuticals,
63%
basic natural and chemically modified cyclodextrins, and
30%
cyclodextrin complexes.

(
3
) MAJOR CUSTOMERS AND SUPPLIERS:

Our revenues are derived primarily from chemical supply and pharmaceutical companies located primarily in the United States. In
2019,
four
major customers accounted for
70%
of total revenues. Accounts receivable balances for these major customers represent
95%
of total accounts receivable at
December 31, 2019.
In
2018,
four
major customers accounted for
57%
of total revenues. Accounts receivable balances for these major customers represent
31%
of total accounts receivable at
December 31, 2018.

Substantially all inventory purchases were from
three
vendors in
2019
and
2018.
These vendors are located primarily outside the United States.

We have
three
sources for our Aquaplex
®
products. There are multiple sources for our Trappsol
®
products.

For the year ended
December 31, 2019,
the product mix of our revenues consisted of
10%
biopharmaceuticals,
75%
basic natural and chemically modified cyclodextrins, and
15%
cyclodextrin complexes. For the year ended
December
31,
2018,
the product mix of our revenues consisted of
17%
biopharmaceuticals,
71%
basic natural and chemically modified cyclodextrins, and
12%
cyclodextrin complexes.